Intangible Assets	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Intangible Assets
13.	Intangible Asset s
Changes in intangible assets for the years ended December 31, 2019 and 2020, are as follows:

	2019
(In millions of Korean won)	Goodwill		Development costs		Software		Frequency usage rights		Others		Total
Acquisition cost		542,074		1,680,372		947,312		3,641,231		1,253,281		8,064,270
Less: Accumulated amortization (including accumulated impairment loss and others)		(306,016)		(1,345,262)		(781,368)		(1,484,731)		(739,769)		(4,657,146)

Beginning, net	￦	236,058	￦	335,110	￦	65,944	￦	2,156,500	￦	513,512	￦	3,407,124

Changes in accounting policy 1		—		—		—		—		(26,207)		(26,207)
Acquisition and capital expenditure		—		47,903		30,965		—		99,826		178,694
Disposal and termination		—		(3,019)		(1,267)		(284)		(11,109)		(15,679)
Amortization		—		(115,839)		(68,222)		(399,382)		(77,262)		(660,705)
Impairment		(605)		(1,333)		(1,807)		(3,035)		(55,118)		(61,898)
Others		117		9,812		11,768		142		(9,131)		12,708

Ending, net	￦	235,570	￦	272,634	￦	137,381	￦	1,753,941	￦	434,511	￦	2,834,037

Acquisition cost		541,596		1,661,372		978,139		3,622,327		1,193,048		7,996,482
Less: Accumulated amortization (including accumulated impairment loss and others)		(306,026)		(1,388,738)		(840,758)		(1,868,386)		(758,537)		(5,162,445)

1	With the application of IFRS 16, intangible assets were reclassified to right-of-use assets.

	2020
(In millions of Korean won)	Goodwill		Development costs		Software		Frequency usage rights		Others 1		Total
Acquisition cost		541,596		1,661,372		978,139		3,622,327		1,193,048		7,996,482
Less: Accumulated amortization (including accumulated impairment loss and others)		(306,026)		(1,388,738)		(840,758)		(1,868,386)		(758,537)		(5,162,445)

Beginning, net	￦	235,570	￦	272,634	￦	137,381	￦	1,753,941	￦	434,511	￦	2,834,037
Acquisition and capital expenditure		—		26,990		37,077		—		101,563		165,630
Disposal and termination		—		(1,849)		(105)		—		(11,866)		(13,820)
Amortization		—		(104,938)		(54,191)		(399,348)		(69,677)		(628,154)
Impairment		—		—		(1,776)		(193,194)		(16,667)		(211,637)
Changes in scope of consolidation		—		575		77		—		3,690		4,342
Others		(5,485)		87,587		27,537		(736)		(98,043)		10,860

Ending, net	￦	230,085	￦	280,999	￦	146,000	￦	1,160,663	￦	343,511	￦	2,161,258

Acquisition cost		536,093		1,767,422		1,053,980		3,373,095		1,167,735		7,898,325
Less: Accumulated amortization (including accumulated impairment loss and others)		(306,008)		(1,486,423)		(907,980)		(2,212,432)		(824,224)		(5,737,067)

1	The carrying amount of membership rights and others, excluding goodwill, with indefinite useful life not subject to amortization is ￦ 221,099 million (2019: ￦ 203,240 million) as at December 31, 2020.
Due to the change in its business environment, the Group expects that it is no longer probable that its 28GHz frequency usage rights will be in the condition necessary for it to be capable of operating in the manner intended by management. As a result, the
Group recognized an impairment loss of
￦
190,929 million as the carrying amount of the 28GHz frequency usage right for the Controlling Company’s wireless business (acquisition cost:
￦
 201,461 million) exceeded the recoverable amount during the current period, and was recognized as operating expenses in the consolidated statement of profit or loss. The recoverable amount was calculated based on the value of use. Value of use was calculated by discounting the future cashflow that considers the remaining useful life (3 years) of frequency usage rights.
In relation to KT Skylife TV Co., Ltd., the Group recognized impairment loss of
￦
38,519 million in Others as at December 31, 2019 as the carrying amount of cash-generating units exceeded its recoverable amount, and recognized operating expenses in the consolidated statements of operations during the prior period. The recoverable amount is based on fair value less value in use or disposal costs, and the discount rate applied in computing the recoverable amount is 7.3%. A terminal growth rate of 0.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate (-)1.25% based on past performance and its expectation of future market changes. During the current year, KT Skylife Co., Ltd. did not recognize an impairment loss for indefinite useful life intangible assets.
Goodwill is allocated to the Group’s cash-generating unit which is identified by operating segments. As at December 31, 2020, goodwill allocated to each cash-generating unit is as follows:

(In millions of Korean won)
Operating Segment	Cash generating Unit	Amount

ICT 6	Mobile services 1	￦	65,057
Finance	BC Card Co., Ltd. 2		41,234
Others	GENIE Music Corporation (KT Music Corporation) 3		50,214
	PlayD Co., Ltd. (N SEARCH MARKETING Co., Ltd.) 4		42,745
	KT Telecop Co., Ltd. 5		15,418
	KT MOS Bukbu Co., Ltd and others		15,417

	Total	￦	230,085

1
The recoverable amounts of mobile services business are calculated based on value-in
use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 0.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 0.22% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 7.43% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, the Group concluded that the carrying amount of CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on mobile business for the years ended December 31, 2018, 2019 and 2020.

2
The recoverable amounts of BC Card Co., Ltd. are calculated based on value-in
use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 0.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 0.92% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 7.75% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, the Group concluded that the carrying amount of CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on BC Card Co., Ltd. for the years ended December 31, 2018, 2019 and 2020.

3	The recoverable amount of GENIE Music Corporation (KT Music Corporation) is calculated based on fair value less cost to sell.
4	The recoverable amount of PlayD Co., Ltd. (N SEARCH MARKETING Co., Ltd.) is calculated based on fair value less cost to sell.
5
The recoverable amounts of KT Telecop Co., Ltd. are calculated based on value-in
use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 1.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 9.30% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 9.78% used reflected specific risks relating to the relevant CGUs. As a result of the impairment test, the Group concluded that the carrying amount of CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on KT Telecop Co., Ltd. for the years ended December 31, 2018, 2019 and 2020.

6
The Group performed its impairment assessment for long-lived assets attributed to the Information and Communication Technology (“ICT”) reporting segment, which includes the Cash-Generating Units of Mobile, Fixed line, and Corporate Services (the “CGUs”). The Group compared the carrying value of each CGU to the estimated recoverable amount. The recoverable amounts of ICT reporting segment are calculated based on value-in
use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 0.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 0.22% ~ 4.93% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rate 7.43%. Accordingly, the Group did not recognize an impairment loss on ICT reporting segment for the years ended December 31, 2018, 2019 and 2020.